Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property and equipment useful lives
Short-term lease, lease term	12 months
short-term lease, rental expense	$ 90,748	$ 77,768
Server hardware
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years	5 years
Vehicles
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years	5 years